UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James  Ash,        Gemini Fund Services, LLC

            80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Par Value ($)		Coupon Rate %	Maturity	Value
	BONDS & NOTES - 49.3%
	AGENCY COLLATERAL CMO - 0.9%
3,590,014	Government National Mortgage Association GNR 2011-H21 HI (a)	1.8149	11/20/2061	$ 274,277

	AIRLINES - 5.5%
659,780	Continental Airlines 2012-1 Class B Pass Through Trust	6.2500	4/11/2020	689,470
1,000,000	US Airways 2013-1 Class B Pass Through Trust	5.3750	11/15/2021	985,000
				1,674,470
	AUTO PARTS & EQUIPMENT - 2.4%
750,000	Accuride Corp.	9.5000	8/1/2018	733,125

	AUTOMOBILE ABS - 2.3%
6,484	ARI Fleet Lease Trust 2013-A A1 (b)	0.2600	4/15/2014	6,484
671,607	Chesapeake Funding LLC 2012-1A A (a,b)	0.9179	11/7/2023	673,113
3,948	DT Auto Owner Trust 2012-2A A (b)	0.9100	11/16/2015	3,948
18,538	SMART Trust 2012-4US A2A	0.6700	6/14/2015	18,547
2,141	SMART Trust 2013-2US A1	0.2600	5/14/2014	2,140
				704,232
	BANKS - 8.2%
720,000	BBVA US Senior SAU	4.6640	10/9/2015	756,920
1,000,000	Credit Suisse Group AG (a,b)	7.5000	Perpetual	1,056,250
745,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	681,675
				2,494,845
	CHEMICALS - 0.0%
500	Ashland, Inc. (b)	4.7500	8/15/2022	475

	COMMERCIAL MBS - 0.1%
9,382	Chase Commercial Mortgage Securities Corp. 1998-1 F (a,b)	6.5600	5/18/2030	9,384
22,073	SMA Issuer I LLC 2012-LV1 A (b)	3.5000	8/20/2025	22,120
				31,504
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
505,000	International Lease Finance Corp.	3.8750	4/15/2018	506,263

	ELECTRIC - 0.2%
74,287	Energy Future Intermediate Holding Co. (b)	11.2500	12/1/2018	51,629

	FOOD - 0.1%
35,000	Land O' Lakes, Inc. (b)	6.0000	11/15/2022	36,050

	INSURANCE - 5.3%
1,065,000	Aon Corp.	8.2050	1/1/2027	1,275,292
335,000	Sirius International Group Ltd. (a,b)	7.5060	Perpetual	346,882
				1,622,174
	MUNICIPAL - 2.9%
100,000	Brazil Minas SPE via State of Minas Gerais (b)	5.3330	2/15/2028	92,750
1,000,000	California County Tobacco Securitization Agency	5.6000	Perpetual	791,640
				884,390
	OIL & GAS - 1.2%
330,000	Petrohawk Energy Corp.	7.2500	8/15/2018	355,740
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Par Value ($)		Coupon Rate %	Maturity	Value

	REGIONAL (STATE/PROVINCE) - 0.3%
90,000	Queensland Treasury Corp.	4.0000	6/21/2019	80,525

	SEMICONDUCTORS - 1.3%
400,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	388,000

	STUDENT LOAN ABS - 2.3%
311,168	SLM Private Credit Student Loan Trust 2005-B A2 (a)	0.4229	3/15/2023	304,356
381,303	SLM Private Education Loan Trust 2010-A 2A (a,b)	3.4425	5/16/2044	404,119
				708,475
	TELECOMMUNICATIONS - 12.4%
7,124,000	NII Capital Corp.	10.0000	8/15/2016	3,775,720

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.2%
632,358	Ginnie Mae II pool G2 82600 2011-H21 HI MBS (a)	3.5000	8/20/2040	660,463

	TOTAL BONDS & NOTES (Cost - $15,826,913)			14,982,357

Shares
	COMMON STOCK - 0.0%
	ELECTRIC - 0.0%
100	Edison International			4,630
100	PG&E Corp.			4,028
				8,658

	TOTAL COMMON STOCK (Cost - $ 8,732)			8,658
		Dividend Rate %
	PREFERRED STOCK - 37.0%
	ELECTRIC - 34.2%
2,800	Alabama Power Co.	4.6000	Perpetual	250,513
2,137	Ameren Illinois Co.	4.0000	Perpetual	177,905
12,500	Connecticut Light & Power Co.	3.9000	Perpetual	575,391
9,770	Connecticut Light & Power Co.	4.5000	Perpetual	466,029
900	Dayton Power & Light Co.	3.9000	Perpetual	75,600
7,896	Entergy Arkansas	6.4500	Perpetual	192,268
12,000	Hawaiian Electric Co., Inc.	4.7500	Perpetual	223,500
6,500	NSTAR Electric Co.	4.2500	Perpetual	612,950
43,576	Pacific Gas & Electric Co.	5.0000	Perpetual	1,034,886
67,636	Pacific Gas & Electric Co.	4.8000	Perpetual	1,521,810
6,345	Pacific Gas & Electric Co.	4.5000	Perpetual	130,390
53,600	Southern California Edison Co.	4.0800	Perpetual	1,023,760
109,383	Southern California Edison Co.	4.2400	Perpetual	2,253,290
500	Southern California Edison Co.	4.3200	Perpetual	10,290
4,230	Union Electric Co.	4.0000	Perpetual	355,320
8,900	Union Electric Co.	4.5000	Perpetual	818,800
2,300	Union Electric Co.	4.5600	Perpetual	207,000
5,700	Wisconsin Electric Power Co.	3.6000	Perpetual	466,260
				10,395,962
	INSURANCE - 2.8%
1,000	XLIT Ltd.	3.3881	10/29/2049	857,813

	TOTAL PREFERRED STOCK (Cost - $11,543,350)			11,253,775

Number of Contracts
	OPTIONS PURCHASED - 0.6%
	CALL OPTIONS PURCHASED - 0.3%
175	US 10 Year Future, March, 2014, @ $124.00, expiring February, 2014			92,969
	TOTAL CALL OPTIONS PURCHASED (Cost - $62,275)			92,969

	PUT OPTIONS PURCHASED - 0.3%
300	Ishares iBoxx $ High Yield Corp., March, 2014, @ $92.00			40,500
200	Ishares iBoxx $ High Yield Corp., March, 2014, @ $93.00			37,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $109,500)			77,500

	TOTOAL OPTIONS PURCHASED (Cost - $ 171,775)			170,469

Shares		Yield %
	SHORT-TERM INVESTMENTS - 8.1%
	MONEY MARKET FUND - 8.1%
2,471,842	Daily Income Fund - Money Market Porfolio (c)	0.0300		2,471,842
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,471,842)

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

		TOTAL INVESTMENTS - 95.1% (Cost - $30,016,880) (d)		$ 28,887,101
		OTHER ASSETS LESS LIABILITIES - 5.0%		1,504,446
		NET ASSETS - 100.0%		$ 30,391,547

		ABS - Asset Back Security
		CMO - Collateralized Mortgage Obligation
		MBS - Mortgage Backed Security
	(a)	Variable rate security - interest rate subject to periodic change.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be
		resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, these
		securities amounted to $2,703,204 or 8.9% of net assets.
	(c)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
	(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,676,368 and differs
		from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 240,647
			Unrealized Depreciation:	(373,179)
			Net Unrealized Depreciation:	$ (132,532)

Contracts				Unrealized Gain/(Loss)
		FUTURES CONTRACTS
		OPEN SHORT FUTURES CONTRACTS
(3)		10 YR Mini JBG Future maturing March, 2014
		(Underlying Face Amount at Value $408,900 JPY)		1,228
(31)		US 10 Year Future maturing March, 2014
		(Underlying Face Amount at Value $3,814,454 USD)		70,405
(3)		US Long Bond Future maturing March, 2014
		(Underlying Face Amount at Value $384,938 USD)		6,609

		NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS		78,242

		OPEN LONG FUTURES CONTRACTS
3		Euro-Bund Future maturing March, 2014
		(Underlying Face Amount at Value $417,510 EUR)		(8,845)
13		Long Gilt Future maturing March, 2014
		(Underlying Face Amount at Value $1,385,280 GBP)		(44,985)
		NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS		(53,831)

		NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS		$ 24,412

		OPEN SWAP CONTRACTS

Reference Entity	Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments Paid	Unrealized Appreciation (Depreciation)
Bought Protection:
Aon PLC	Citigroup Global Markets, Inc.	(1.00)%	9/20/2018	$ 1,000,000	$ 977,068	$ 22,932	$ (6,484)
CDX.NA.HY.19.V1	Citigroup Global Markets, Inc.	(5.00)%	12/20/2017	500,000	502,500	(2,500)	(52,433)
CDX.NA.IG.20.V1	Citigroup Global Markets, Inc.	(1.00)%	6/20/2018	1,000,000	989,627	10,373	(9,486)
Claymore/Delta Global Shipping	Citigroup Global Markets, Inc.	(5.00)%	12/20/2017	1,000,000	846,879	153,121	(4,519)
Motorola Solutions, Inc.	Citigroup Global Markets, Inc.	(1.00)%	9/20/2018	1,000,000	993,818	6,182	(13,154)
Occidental Petroleum	Citigroup Global Markets, Inc.	(1.00)%	12/20/2018	1,000,000	985,001	14,999	(6,107)
Rio Tinto Finance USA Ltd.	Citigroup Global Markets, Inc.	(1.00)%	6/20/2018	1,000,000	1,011,864	(11,864)	(25,784)
Rio Tinto Finance USA Ltd.	Citigroup Global Markets, Inc.	(1.00)%	6/20/2018	1,000,000	1,004,864	(4,864)	(18,784)
Wells Fargo & Co.	Citigroup Global Markets, Inc.	(1.00)%	6/20/2018	1,000,000	1,001,001	(1,001)	(20,021)
Sold Protection:

Claymore/Delta Global Shipping	Citigroup Global Markets, Inc.	5.00%	12/20/2018	1,000,000	(832,053)	(167,947)	5,558
El Paso Corp.	Citigroup Global Markets, Inc.	1.00%	6/20/2017	2,000,000	(2,093,600)	93,600	83,943
Hewlett-Packard Co.	Citigroup Global Markets, Inc.	1.00%	9/20/2018	1,000,000	(1,023,626)	23,626	30,752
NRG Energy, Inc.	Citigroup Global Markets, Inc.	5.00%	12/20/2014	750,000	(733,651)	(16,349)	18,054
Royal Bank of Scotland	Citigroup Global Markets, Inc.	5.00%	12/20/2018	1,000,000	(829,649)	(170,351)	54,178
Teck Resources Ltd.	Citigroup Global Markets, Inc.	1.00%	6/20/2018	1,000,000	(1,040,060)	40,060	34,020
Teck Resources Ltd.	Citigroup Global Markets, Inc.	1.00%	6/20/2018	1,000,000	(1,032,610)	32,610	26,569
Wells Fargo & Co.	Citigroup Global Markets, Inc.	1.00%	6/20/2018	1,000,000	(982,397)	(17,603)	11,579
		NET UNREALIZED GAIN FROM SWAP CONTRACTS					$ 107,881

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Swaps are valued each day by an independent pricing service approved by the Board.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ -	$ 14,982,357	$ -	$ 14,982,357
Preferred Stock		11,253,775	-	-	11,253,775
Common Stock		8,658	-	-	8,658
Options Purchased		170,469			170,469
Short-Term Investments		-	-	-	-
Total		$ 11,432,902	$ 14,982,357	$ -	$ 26,415,259
Derivatives
Forward Currency Exchange Contracts		$ -	$ 8,017	$ -	$ 8,017
Futures		78,242	-	-	78,242
Swaps		-	264,653	-	264,653
	Total Derivatives	78,242	272,670	-	350,912
	Total Assets	$ 11,511,144	$ 15,255,027	$ -	$ 26,766,171
Liabilities
Derivatives
Forward Currency Exchange Contracts		$ -	$ (4,552)	$ -	$ (4,552)
Futures		(53,831)	-	-	(53,831)
Swaps		-	(156,772)	-	(156,772)
	Total Liabilities	$ (53,831)	$ (161,324)	$ -	$ (215,155)
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolio of Investments for Industry Classification.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of December 31, 2013 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Buy:
AUSTRAILIAN DOLLAR	1/28/2014	235,064	$ 209,223	Citigroup	$ (1,112)
EURO	1/28/2014	327,040	449,802	Citigroup	(794)
JAPANESE YEN	1/28/2014	76,902,601	739,492	Citigroup	7,714
MEXICAN PESO	1/28/2014	448,003	34,515	Citigroup	303
			$ 1,433,032		$ 6,111
To Sell:
AUSTRAILIAN DOLLAR	11/28/2013	124,820	114,335	Citigroup	(2,646)
			$ 114,335		$ (2,646)

Total unrealized appreciation on forward foreign currency exchange contracts					$ 3,465

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period ended December 31, 2013, were as follows:
		Call Options		Put Options
		Number of	Premiums	Number of	Premiums
		Contracts	Received	Contracts	Received
Options outstanding, beginning of period		$ -	$ -	$ -	$ -
Options written		665	406,781	65	65,640
Options closed		(665)	(406,781)	(65)	(65,640)
Options outstanding, end of period		-	$ -	-	$ -

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of December 31, 2013 categorized by risk exposure.
Forward Contracts
	$ -	$ 3,465	$ -	$ -	$ 3,465

Unrealized appreciation/(depreciation) on derivatives:
	Equity Contracts	Foreign Exchange Contracts	Counter Party	Interest Rate contracts	Total Value at December 31, 2013
Options Purchased	$ (1,306)	$ -	$ -	$ -	$ (1,306)
Futures	-	-	-	24,412	24,412
Swap	-	-	107,881	-	107,881
Total	$ (1,306)	$ 3,465	$ 107,881	$ 24,412	$ 134,452

The amounts of derivative instruments disclosed, on the Portfolio of Investments at December 31, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/24/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/24/2014